Note 7 - Income Taxes - Income Before Income Tax Domestic and Foreign (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Foreign	$ (3,653,169)	$ 52,186
Domestic	(26,252,220)	(10,559,121)
Net loss before tax	$ (29,905,389)	$ (10,506,935)